Commitments and Contingencies (Details Textual) (USD $)	3 Months Ended		1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 29, 2014
Commitments and Contingencies (Textual)
Revenue share agreement description	The revenue share agreement in which Simon participates will exceed the minimum annual mall fees if the Company has generated revenues within the Simon network of about $15 million or more in a calendar year.
Rent and real estate tax expense	$ 739,500	$ 293,000
Non-Cancelable Operating Leases [Member]
Commitments and Contingencies (Textual)
Lease expiration date	Nov. 30, 2014
Increase in annual rent on lease	5.00%
Operating Lease [Member]
Commitments and Contingencies (Textual)
Area of office space	4,200
Term of operating leases	63 months
Lease expiration date	Jun. 30, 2017
Annual rent of lease	127,000
Increase in annual rent on lease	3.00%
Additional payment of rent in the first year	160,000
Additional payment of rent in the second year	106,667
Additional payment of rent in the third year	53,333
Thousand Two Hundred Square Foot [Member]
Commitments and Contingencies (Textual)
Annual rent of lease	2,200
Eight Hundred Square Foot [Member]
Commitments and Contingencies (Textual)
Annual rent of lease	1,650
Four Hundred Square Foot [Member]
Commitments and Contingencies (Textual)
Annual rent of lease	3,700
Clyde Berg's Daughter [Member]
Commitments and Contingencies (Textual)
Conversion price			$ 0.50
Debt conversion description			or every $1.00 of principal and accrued interest thereon converted, the noteholder will also receive a five-year warrant to purchase one share of common stock at an exercise price of $1.00 per share.
Standby Letters of Credit [Member]
Commitments and Contingencies (Textual)
Minimum amount of fees due	2,700,000
Number of bank letters of credit	2
Letters of credit interest rate	8.00%
Option issued to purchase common stock	125,000
Debt conversion description	Each person who secured our letters of credit has the opportunity to notify us that they wish to turn the cash funds securing the letters of credit over to us and to convert such funds into Common Stock originally at a conversion price of $1.00 per share and recently adjusted to $.30 per share.
Standby Letters of Credit [Member] | Non Affiliated Stockholder [Member]
Commitments and Contingencies (Textual)
Proceeds from letters of credit	1,350,000
Standby Letters of Credit [Member] | Thomas Arnost [Member]
Commitments and Contingencies (Textual)
Proceeds from letters of credit	$ 1,350,000
Standby Letters of Credit [Member] | Simon Property Group [Member]
Commitments and Contingencies (Textual)
Letters of credit description	In the event Simon draws down upon either letter of credit, we have 30 days after the draw down to obtain replacement letters of credit.